Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jan. 31, 2019
Registrant Name	SUNAMERICA SERIES TRUST
Central Index Key	0000892538
Amendment Flag	false
Document Creation Date	Apr. 30, 2019
Document Effective Date	Apr. 30, 2019
Prospectus Date	May 01, 2019